Adoption of new standards, amendments to and interpretations of existing standards issued by the IASB (Details)	12 Months Ended
Dec. 31, 2023
Changes In I A S 1 [Member]
IfrsStatementLineItems [Line Items]
Description	Presentation of Financial Statements
Impact	Jan. 01, 2023
Changes In I A S 8 [Member]
IfrsStatementLineItems [Line Items]
Description	Distinction of the differences between changes in accounting policies and changes in accounting estimates
Impact	Jan. 01, 2023
Changes In I A S 12 [Member]
IfrsStatementLineItems [Line Items]
Description	Taxes on Income. Deferred tax related to Assets and Liabilities resulting from a single transaction
Impact	Jan. 01, 2023
Adoption Of I F R S 17 [Member]
IfrsStatementLineItems [Line Items]
Description	Insurance contracts – Impacts for insurers and reinsurers
Impact	Jan. 01, 2023
Changes In I A S 12 One [Member]
IfrsStatementLineItems [Line Items]
Description	Changes to IAS 12 regarding Pillar 2
Impact	Jan. 01, 2023